EQUITY (Details 2) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Roll Forward
Options granted WA fair value	$ 9.4	$ 10.9	$ 9.3
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions And Methodology Abstract
Dividend yield	2.60%	2.30%	2.90%
Expected volatility	25.00%	24.00%	25.00%
Risk-free interest rate (in dollar terms)	1.40%	1.80%	1.90%
Sharebased Compensation Arrangement By Sharebased Payment Award Fair Value Assumptions Expected Term1	5 years 12 months 31 days	5 years 12 months 31 days	6 years 12 months 31 days
Share Based Compensation Arrangement By Share Based Payment Award Options Additional Disclosures Abstract
Closing stock price	$ 36.25
The total intrinsic value of options exercised during the years	$ 5.0	$ 120.0	$ 74.0
Average market price of Teva's ordinary shares during the year	$ 50.96	$ 61.66	$ 51.57
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested [Roll Forward]
Employee Service Share Based Compensation Nonvested Award Total Compensation Cost Not Yet Recognized Period For Recognition Stock Option	1.9
Stock Options Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Roll Forward
Balance outstanding at beginning of year	25,233	26,733	32,481
Granted	10,895	7,655	6,935
Exercise Of Options By Employees And Vested RSUs, shares	(766)	(8,127)	(11,423)
Forfeited	1,382	1,028	1,260
Expired.	(1,191)
Balance outstanding at end of year	32,789	25,233	26,733
Weighted average exercise price	$ 50.71	$ 49.69	$ 45.91	$ 45.05
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions And Methodology Abstract
Options exercisable at end of year	14,468	11,299	12,632
Share Based Compensation Arrangement By Share Based Payment Award Options Additional Disclosures Abstract
Weighted average exercise price	$ 46.06	$ 44.67	$ 47.16
The total unrecognized compensation cost before tax on employee stock options and RSUs	$ 130.0
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested [Roll Forward]
Granted	$ 53.21	59.82	48.60
Vested	44.24	46.88	45.05
Forfeited	54.09	$ 48.96	$ 46.11
Expired	$ 52.79
The total unrecognized compensation cost before tax on employee stock options and RSUs	$ 130.0
Employee Service Share Based Compensation Aggregate Disclosures Abstract
Restricted stock units RSUs	56.0	$ 62.0	$ 47.0
Restricted Stock Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options Additional Disclosures Abstract
The total unrecognized compensation cost before tax on employee stock options and RSUs	$ 142.0
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested [Roll Forward]
RSUs outstanding at beginning of year	2,551	2,466	2,512
Granted	3,193	1,519	1,342
Vested	830	1,112	1,146
Forfeited	278	322	242
RSUs outstanding at end of year	4,636	2,551	2,466
Weighted-average grant date fair value per share - RSUs at beginning of year	$ 51.43	$ 43.05	$ 40.48
Granted	40.78	56.75	46.09
Vested	45.79	41.04	41.55
Forfeited	46.08	48.27	40.05
Weighted-average grant date fair value per share - RSUs at end of year	$ 45.15	$ 51.43	$ 43.05
The total unrecognized compensation cost before tax on employee stock options and RSUs	$ 142.0
Employee Service Share Based Compensation Aggregate Disclosures Abstract
Restricted stock units RSUs	66.0	$ 55.0	$ 38.0
Omnibus Long Term Share Incentive Plan [Member]
Employee Service Share Based Compensation Aggregate Disclosures Abstract
Restricted stock units RSUs	122.0	117.0	85.0
Tax effect on stock-based compensation expense	26.0	19.0	14.0
Net effect	$ 96.0	$ 98.0	$ 71.0